PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

28   PARENT ONLY FINANCIAL INFORMATION

The following condensed parent company financial information of GDS Holdings has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and the consolidated VIEs. As of December 31, 2021, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of GDS Holdings, except for those, which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2020	2021
Assets

Current assets
Cash	12,312,249	3,288,955
Restricted cash	—	1,944,589
Prepaid expenses	39,187	10,836
Other current assets	23,136	4,720
Total current assets	12,374,572	5,249,100
Investment, loans and amounts due from subsidiaries and consolidated VIEs	16,146,058	25,260,616
Other non-current assets	3,616	777
Total assets	28,524,246	30,510,493

Liabilities, Mezzanine Equity and Shareholders’ Equity

Current liabilities
Short-term borrowings	—	3,148,188
Accounts payable	12,451	899
Accrued expenses and other payables	29,790	32,395
Due to subsidiaries	868	849
Total current liabilities	43,109	3,182,331

Convertible bonds payable	1,928,466	1,895,846
Other long-term liabilities	5,769	—
Total liabilities	1,977,344	5,078,177

Mezzanine equity
Redeemable preferred shares (US$ 0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2020 and 2021; Redemption value of RMB 980,910 and RMB 958,480 as of December 31, 2020 and 2021, respectively; Liquidation preference of RMB 2,576,578 and RMB 1,269,027 as of December 31, 2020 and 2021, respectively)	980,910	958,480
Total mezzanine equity	980,910	958,480

Shareholders' equity
Ordinary shares (US$ 0.00005 par value; 2,002,000,000 authorized; 1,427,590,059 Class A ordinary shares issued and outstanding as of December 31, 2020 and 2021; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	507	507
Additional paid-in capital	28,728,717	28,983,330
Accumulated other comprehensive loss	(439,635)	(599,186)
Accumulated deficit	(2,723,597)	(3,910,815)
Total shareholders’ equity	25,565,992	24,473,836
Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	28,524,246	30,510,493

Condensed Statements of Operations

	Years ended December 31,
	2019	2020	2021

Net revenue	—	—	—
Cost of revenue	(50,201)	(94,312)	(116,151)
Gross loss	(50,201)	(94,312)	(116,151)

Operating expenses
Selling and marketing expenses	(40,721)	(58,649)	(54,768)
General and administrative expenses	(153,854)	(224,934)	(285,077)
Research and development expenses	(2,364)	(4,596)	(8,096)
Loss from operations	(247,140)	(382,491)	(464,092)

Other income (expenses):
Interest income	48,020	18,641	25,215
Interest expenses	(128,539)	(155,605)	(95,313)
Equity in loss of subsidiaries and consolidated VIEs	(114,418)	(144,153)	(653,251)
Others, net	(6)	(2,799)	223
Loss before income taxes	(442,083)	(666,407)	(1,187,218)

Income tax expenses	—	—	—
Net loss	(442,083)	(666,407)	(1,187,218)

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2019	2020	2021

Net loss	(442,083)	(666,407)	(1,187,218)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	86,570	(386,951)	(159,714)
Comprehensive loss	(355,513)	(1,053,358)	(1,346,932)

Condensed Statements of Cash Flows

	Years ended December 31,
	2019	2020	2021

Operating activities:
Net cash used in operating activities	(48,514)	(45,269)	(83,019)

Investing activities:
Investment, loans and advances to subsidiaries	(4,473,682)	(4,940,005)	(9,935,432)
Net cash used in investing activities	(4,473,682)	(4,940,005)	(9,935,432)

Financing activities:
Proceeds from short-term borrowings	—	—	3,187,850
Proceeds from long-term borrowings	268,100	—	—
Payment of issuance cost of borrowings	—	(10,619)	(40,645)
Payment of commitment cost of borrowings	—	(45,968)	—
Repayment of long-term borrowings	—	(657,820)	—
Proceeds from exercise of stock options	55,469	78,748	2,082
Net proceeds from issuance of ordinary shares	4,934,126	15,974,517	—
Net proceeds from issuance of redeemable preferred shares	989,349	—	—
Payment of redeemable preferred shares dividends	(25,014)	(65,489)	(49,221)
Net cash provided by financing activities	6,222,030	15,273,369	3,100,066
Effect of exchange rate changes on cash and restricted cash	70,291	(563,459)	(160,320)

Net increase (decrease) in cash and restricted cash	1,770,125	9,724,636	(7,078,705)
Cash and restricted cash at beginning of year	817,488	2,587,613	12,312,249
Cash and restricted cash at end of year	2,587,613	12,312,249	5,233,544

Supplemental disclosures of cash flow information
Interest paid	88,818	92,509	38,243

Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	7,984	10,089	11,147
Conversion of convertible bonds	—	65	—